Other Assets - Summary of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Other assets	$ 84,749	$ 47,990	$ 30,677
Building
Disclosure of detailed information about property, plant and equipment [line items]
Other assets	31,710	30,602	24,987
Furniture, computer and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Other assets	14,646	8,015	4,272
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Other assets	28,269	6,018	987
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Other assets	8,249	1,251	431
Property-related systems software
Disclosure of detailed information about property, plant and equipment [line items]
Other assets	1,230	1,478	0
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Other assets	$ 645	$ 626	$ 0